UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                       Maxim Loomis Sayles Bond Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

For the year 2004, the Maxim Loomis Sayles Bond Portfolio performed strongly, generating a return of 10.98% net of fees. Many sectors in this multi-sector portfolio contributed strongly to performance. Investment grade credit continued its strong performance as general economic and credit fundamentals continued to improve and, correspondingly, credit spreads narrowed. The portfolio's high yield holdings continued to perform well for similar reasons, as well as strong demand. With the continued weakness in the U.S. dollar, much of our non-dollar denominated securities also contributed positively to portfolio performance. Canadian dollar denominated holdings and New Zealand dollar denominated holdings were strong contributors. Our U.S. Treasury and agency holdings, which were relatively small holdings and significantly underweight, proved to be laggards. Looking forward, we believe moderate economic growth, inflation and yield increases are seen for 2005. Our current plan is to maintain our overweight in credit relative to U.S. Governments as we believe that corporate bonds should earn higher returns than treasuries given their yield advantage even if it is less generous than before. In our view, the portfolio continues to be well diversified and sufficiently call protected, and continues to provide a strong relative yield.



                   Maxim Loomis Sayles    Merrill Lynch Intermediate
                      Bond Portfolio          Govt. Credit Index

   11/01/1994           10,000.00                 10,000.00
   12/31/1995           13,019.00                 11,909.80
   12/31/1996           14,367.77                 12,257.57
   12/31/1997           16,192.47                 13,456.36
   12/31/1998           16,747.88                 14,738.21
   12/31/1999           17,563.50                 14,435.49
   12/31/2000           18,371.42                 16,159.37
   12/31/2001           18,843.56                 17,519.18
   12/31/2002           20,931.43                 19,437.53
   12/31/2003           27,231.79                 20,319.61
   12/31/2004           30,221.84                 21,163.38

Maxim Loomis Sayles Bond Portfolio
Total Return -

One Year:                  10.98%
Five Year:                 11.47%
Since Inception:           11.70%



Portfolio Inception:       11/1/94


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Intermediate Govt. Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


FEBRUARY 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                            $           268,711,800
      Cash denominated in foreign currencies (2)                                                               20,783
      Cash                                                                                                     78,200
      Dividends and interest receivable                                                                     3,041,507
      Subscriptions receivable                                                                                478,331
      Receivable for investments sold                                                                       1,000,000
                                                                                                ----------------------
                                                                                                ----------------------

      Total assets                                                                                        273,330,621
                                                                                                ----------------------
                                                                                                ----------------------

LIABILITIES:
      Due to investment adviser                                                                               205,375
      Redemptions payable                                                                                   1,584,129
                                                                                                ----------------------
                                                                                                ----------------------

      Total liabilities                                                                                     1,789,504
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           271,541,117
                                                                                                ======================
                                                                                                ======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                           $             2,199,525
      Additional paid-in capital                                                                          249,163,221
      Net unrealized appreciation on investments                                                           32,510,642
      Undistributed net investment income                                                                     307,083
      Accumulated net realized loss on investments                                                        (12,639,354)
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           271,541,117
                                                                                                ======================
                                                                                                ======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                         $                 12.35
                                                                                                ======================
                                                                                                ======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                          250,000,000
      Outstanding                                                                                          21,995,247

(1)  Cost of investments in securities:                                                       $           236,201,480
(2)  Cost of cash denominated in foreign currencies:                                                           20,461

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                   $              15,526,444
     Dividends                                                                                                    601,136
                                                                                                  ------------------------
                                                                                                  ------------------------

     Total income                                                                                              16,127,580
                                                                                                  ------------------------
                                                                                                  ------------------------

EXPENSES:
     Management fees                                                                                            2,226,875
                                                                                                  ------------------------
                                                                                                  ------------------------

NET INVESTMENT INCOME                                                                                          13,900,705
                                                                                                  ------------------------
                                                                                                  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                          12,782,040
     Change in net unrealized appreciation on investments                                                        (480,424)
                                                                                                  ------------------------
                                                                                                  ------------------------

     Net realized and unrealized gain on investments                                                           12,301,616
                                                                                                  ------------------------
                                                                                                  ------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $              26,202,321
                                                                                                  ========================
                                                                                                  ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                       2004                   2003
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                     $       13,900,705     $       14,467,946
     Net realized gain (loss) on investments                                           12,782,040              (739,169)
     Change in net unrealized appreciation on investments                               (480,424)             45,210,423
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase in net assets resulting from operations                              26,202,321             58,939,200
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                      (18,442,769)           (15,068,607)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                163,324,446            238,398,087
     Reinvestment of distributions                                                     18,442,769             15,068,607
     Redemptions of shares                                                          (169,114,404)          (207,958,126)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase in net assets resulting from share transactions                      12,652,811             45,508,568
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Total increase in net assets                                                      20,412,363             89,379,161

NET ASSETS:
     Beginning of period                                                              251,128,754            161,749,593
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     End of period  (1)                                                        $      271,541,117     $      251,128,754
                                                                                 =================      =================
                                                                                 =================      =================
                                                                                                0
OTHER INFORMATION:

SHARES:
     Sold                                                                              13,567,861             21,720,892
     Issued in reinvestment of distributions                                            1,545,293              1,293,562
     Redeemed                                                                        (14,088,377)           (18,583,998)
                                                                                 -----------------      -----------------
                                                                                 -----------------      -----------------

     Net increase                                                                       1,024,777              4,430,456
                                                                                 =================      =================
                                                                                 =================      =================

(1) Including undistributed net investment income                              $          307,083     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         11.98  $        9.78           9.64  $        10.26  $       10.64

Income from Investment Operations

Net investment income                                    0.91           0.79           0.43            0.79           0.94
Net realized and unrealized gain (loss)                  0.36           2.12           0.19           (0.53)         (0.46)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income From Investment Operations                  1.27           2.91           0.62            0.26           0.48
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.90)         (0.71)         (0.48)          (0.88)         (0.86)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         12.35  $       11.98           9.78  $         9.64  $       10.26
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           10.98%         30.10%         11.08%           2.57%          4.60%

Net Assets, End of Period ($000)              $       271,541  $     251,129        161,750  $      198,056  $     178,834

Ratio of Expenses to Average Net Assets                 0.90%          0.90%          0.90%           0.90%          0.90%

Ratio of Net Investment Income to
     Average Net Assets                                 5.62%          6.30%          8.06%           8.30%          8.72%

Portfolio Turnover Rate                                33.18%         47.85%         26.58%          21.92%         19.52%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are values utilizing the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2004 were $13,385,850, $14,112,745 and 5.20%, respectively.

        The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2004 were $3,612,777, $3,723,111 and 1.37%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

       For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $56,123,265 and $64,379,033 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $27,548,075 and $14,246,229 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $236,213,772. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $33,614,798 and gross depreciation of securities in which there was an excess of tax cost over value of $1,116,770 resulting in net appreciation of $32,498,028.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were from ordinary income in the amount of $18,442,769 and $15,068,607, respectively.

       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      307,083
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
      Net accumulated earnings                                                                           307,083
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      32,498,350
      Capital loss carryforwards                                                                     (12,627,062)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           20,178,371
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2004 the Portfolio reclassified $4,849,147 from accumulated net realized gain on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $10,303,360 and $2,323,702, which expire in the years 2010 and 2011, respectively. For the year ended December 31, 2004, the Portfolio utilized $7,979,193 of capital loss carryforwards.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 1% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.28%
    847,538 Milit-Air Inc                                                760,687
        CAD Bonds
            5.750% June 30, 2019
                                                                        $760,687
AGENCY --- 7.86%
  2,000,000 Fannie Mae **                                              1,962,994
            2.375% February 15, 2007
  9,000,000 Fannie Mae **                                              5,520,318
        SGD 2.290% February 19, 2009
 14,150,000 Fannie Mae ~                                               8,501,041
        NZD 7.310% October 29, 2007
  4,250,000 Freddie Mac **                                             4,251,692
            3.625% September 15, 2008
    400,000 Freddie Mac **                                               565,246
        EUR 4.625% February 15, 2007
    500,000 Freddie Mac **                                               316,302
        SGD 3.220% June 20, 2007
                                                                     $21,117,593
AIRLINES --- 4.66%
    511,399 American Airlines Inc                                        511,154
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc                                        128,602
            Pass Thru Certificates
            7.024% October 15, 2009
    214,327 Atlas Air Inc                                                160,411
            Pass Thru Certificates
            7.680% January 2, 2014
  1,326,184 Atlas Air Inc                                                978,716
            Pass Thru Certificates
            7.630% January 2, 2015
    130,101 Atlas Air Inc                                                126,948
            Pass Thru Certificates
            7.200% January 2, 2019
    124,857 Atlas Air Inc                                                 64,926
            Pass Thru Certificates
            8.770% January 2, 2011
    965,128 Atlas Air Inc                                                940,440
            Pass Thru Certificates
            7.380% January 2, 2018
    394,351 Atlas Air Inc                                                343,085
            Pass Thru Certificates
            9.057% January 2, 2014
    101,516 Continental Airlines Inc                                      88,752
            Pass Thru Certificates
            8.307% October 2, 2019

  1,008,218 Continental Airlines Inc                                     980,105
            Pass Thru Certificates
            6.703% June 15, 2021
  2,199,134 Continental Airlines Inc                                   2,136,029
            Pass Thru Certificates
            6.648% March 15, 2019
  5,775,833 Continental Airlines Inc                                   5,738,181
            Pass Thru Certificates
            6.545% August 2, 2020
    322,953 US Airways                                                   312,549
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $12,509,898
AUTOMOBILES --- 0.87%
  2,075,000 Ford Motor Co                                              1,867,367
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          474,147
            Bonds
            6.750% May 1, 2028
                                                                      $2,341,514
BANKS --- 0.45%
  1,000,000 Keycorp Capital III                                        1,197,786
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,197,786
BIOTECHNOLOGY --- 0.11%
    200,000 Nektar Therapeutic                                           194,250
            Convertible
            3.500% October 17, 2007
    100,000 Regeneron Pharmaceuticals Inc                                 96,750
            Convertible
            5.500% October 17, 2008
                                                                        $291,000
BROADCAST/MEDIA --- 1.31%
  2,000,000 Charter Communication Holdings LLC                         1,755,000
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                             989,880
            Notes
            4.250% May 15, 2009
    800,000 Rogers Communications Inc Class B                            786,000
            Convertible
            2.000% November 26, 2005
                                                                      $3,530,880
CANADIAN - FEDERAL --- 7.33%
 12,085,000 Government of Canada                                      10,419,234
        CAD Bonds
            4.500% September 1, 2007
  6,525,000 Government of Canada                                       5,564,889
        CAD Bonds
            6.000% September 1, 2005
  3,800,000 Government of Canada                                       3,259,630
        CAD Bonds
            4.250% September 1, 2008

    500,000 Government of Canada                                         452,276
        CAD Bonds
            6.000% June 1, 2008
                                                                     $19,696,029
CANADIAN - PROVINCIAL --- 7.75%
  3,943,115 Province of Alberta                                        3,576,004
        CAD Debentures
            5.930% September 16, 2016
  2,925,000 Province of British Columbia                               2,538,792
        CAD Debentures
            5.250% December 1, 2006
  1,500,000 Province of British Columbia                               1,353,224
        CAD Debentures
            6.000% June 9, 2008
 11,300,000 Province of Manitoba                                      10,115,063
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,241,435
        CAD Debentures
            5.900% March 8, 2006
                                                                     $20,824,518
COMMUNICATIONS - EQUIPMENT --- 3.75%
  1,000,000 Corning Inc                                                1,062,291
            Debentures
            6.750% September 15, 2013
    500,000 Corning Inc                                                  606,875
            Senior Notes
            3.500% November 1, 2008
    250,000 Lucent Technologies Inc                                      225,625
            Debentures
            6.500% January 15, 2028
  4,555,000 Lucent Technologies Inc                                    4,122,275
            Debentures
            6.450% March 15, 2029
  3,000,000 Motorola Inc                                               3,167,466
            Debentures
            6.500% November 15, 2028
    500,000 Motorola Inc                                                 579,982
            Notes
            7.625% November 15, 2010
    250,000 Motorola Inc                                                 298,990
            Senior Notes
            8.000% November 1, 2011
                                                                     $10,063,504
COMPUTER HARDWARE & SYSTEMS --- 0.09%
    290,000 Maxtor Corp ^                                                250,125
            Convertible
            5.750% March 1, 2012
                                                                        $250,125
ELECTRIC COMPANIES --- 2.91%
    129,000 Commonwealth Edison Co                                       127,907
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,587,311
            Bonds
            7.875% February 1, 2027

  1,889,000 Enersis SA                                                 2,066,536
            Yankee Notes
            7.400% December 1, 2016
    700,000 Enersis SA                                                   762,912
            Bonds
            7.375% January 15, 2014
    457,500 Quezon Power Philippines Ltd                                 427,763
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           162,156
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                287,649
            Notes
            7.625% January 15, 2010
    335,000 Tenaga Nasional Berhad #                                     393,185
            Debentures
            7.500% November 1, 2025
                                                                      $7,815,419
ELECTRONIC INSTRUMENT & EQUIP --- 1.10%
  2,000,000 Arrow Electronics Inc                                      2,195,840
            Debentures
            6.875% July 1, 2013
    700,000 Arrow Electronics Inc                                        747,804
            Debentures
            6.875% June 1, 2018
                                                                      $2,943,644
ELECTRONICS - SEMICONDUCTOR --- 0.23%
    125,000 Amkor Technology Inc                                         117,500
            Senior Notes
            7.125% March 15, 2011
    500,000 Amkor Technology Inc                                         471,250
            Convertible
            5.000% March 15, 2007
     40,000 Richardson Electronics Ltd                                    40,200
            Convertible
            7.250% December 15, 2006
                                                                        $628,950
FINANCIAL SERVICES --- 3.17%
  1,650,000 Cerro Negro Finance Ltd #                                  1,647,938
            Bonds
            7.900% December 1, 2020
    825,000 Ford Motor Credit Co                                       1,586,452
        GBP Notes
            7.250% February 22, 2005
  2,000,000 General Motors Acceptance Corp                             3,887,030
        GBP Unsubordinated Notes
            7.000% December 7, 2005
    730,834 Merey Sweeney LP #                                           881,825
            Senior Notes
            8.850% December 18, 2019
    478,282 Power Receivables Finance #                                  503,368
            Senior Notes
            6.290% January 1, 2012
                                                                      $8,506,613

FOREIGN BANKS --- 0.47%
  1,445,000 Bangko Sentral Pilipinas                                   1,257,150
            Bonds
            8.600% June 15, 2027
                                                                      $1,257,150
FOREIGN GOVERNMENTS --- 10.07%
  1,150,000 Government of Brazil                                       1,364,475
            Unsubordinated Notes
            11.000% August 17, 2040
    100,000 Government of Brazil                                         103,500
            Unsubordinated Notes
            8.875% April 15, 2024
  6,550,000 Government of Brazil                                       7,457,175
            Bonds
            10.125% May 15, 2027
  1,000,000 Government of Brazil                                         973,500
            Bonds
            8.250% January 20, 2034
    885,000 Government of Dominican Republic #                           732,338
            Notes
            9.040% January 23, 2013
    250,000 Government of Mexico                                         283,500
            Global Notes
            7.500% January 14, 2012
 80,000,000 Government of Mexico                                       6,914,883
        MXP Bonds
            9.000% December 20, 2012
 16,700,000 Government of Norway                                       2,988,808
        NOK Global Bonds
            6.750% January 15, 2007
    500,000 Government of Peru                                           467,500
            Notes
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   581,473
        ZAR Bonds
            12.500% December 21, 2006
    698,490 Government of Uruguay                                        619,910
            Bonds
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        351,900
            Global Notes
            7.500% March 15, 2015
  4,000,000 Government of Venezuela                                    4,220,000
            Debentures
            9.250% September 15, 2027
                                                                     $27,058,962
GOLD, METALS & MINING --- 0.00%
    500,000 Murrin Murrin Holdings * @ ++ (delta)                              0
            Bonds
            9.375% August 31, 2027
                                                                              $0
HEALTH CARE RELATED --- 2.20%
  2,400,000 HCA Inc                                                    2,274,912
            Debentures
            7.050% December 1, 2027

  1,000,000 HCA Inc                                                    1,020,133
            Bonds
            7.500% November 6, 2033
    600,000 HCA Inc                                                      603,022
            Notes
            7.580% September 15, 2025
  2,000,000 HCA Inc                                                    2,017,536
            Notes
            6.250% February 15, 2013
                                                                      $5,915,603
HOMEBUILDING --- 0.19%
    500,000 Pulte Corp                                                   514,843
            Senior Notes
            7.300% October 24, 2005
                                                                        $514,843
INSURANCE RELATED --- 2.29%
  9,600,000 ASIF Global Finance XXVII #                                5,887,592
        SGD Senior Notes
            2.380% February 26, 2009
    250,000 Loews Corp                                                   253,247
            Senior Notes
            7.000% October 15, 2023
                                                                      $6,140,839
INVESTMENT BANK/BROKERAGE FIRM --- 0.35%
    950,000 Morgan Stanley                                               944,803
            Notes
            3.625% April 1, 2008
                                                                        $944,803
LEISURE & ENTERTAINMENT --- 0.17%
    450,000 Hasbro Inc                                                   450,000
            Debentures
            6.600% July 15, 2028
                                                                        $450,000
MANUFACTURING --- 0.68%
    750,000 Bombardier Inc                                               519,551
        CAD Debentures
            7.350% December 22, 2026
  1,500,000 Borden Inc                                                 1,301,250
            Debentures
            7.875% February 15, 2023
                                                                      $1,820,801
MEDICAL PRODUCTS --- 0.59%
  1,500,000 Bausch & Lomb Inc                                          1,598,247
            Debentures
            7.125% August 1, 2028
                                                                      $1,598,247
MISCELLANEOUS --- 0.47%
  1,270,909 PF Export Rec Master Trust Technologies #                  1,263,169
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,263,169
OFFICE EQUIPMENT & SUPPLIES --- 0.29%
    750,000 Xerox Capital Trust I                                        780,000
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $780,000

OIL & GAS --- 4.25%
    500,000 Devon Energy Corp                                            549,375
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp                                            769,125
            Convertible
            4.950% August 15, 2008
  2,000,000 El Paso CGP Co                                             1,755,000
            Debentures
            6.950% June 1, 2028
  1,000,000 El Paso Corp                                               1,011,250
            Senior Notes
            7.000% May 15, 2011
    250,000 El Paso Corp                                                 240,000
            Senior Notes
            7.800% August 1, 2031
  2,000,000 KN Capital Trust III                                       2,236,800
            Company Guaranteed Notes
            7.630% April 15, 2028
  1,212,000 Pecom Energia SA #                                         1,245,330
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     799,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
  2,000,000 Tennessee Gas Pipeline Co                                  2,005,000
            Debentures
            7.000% October 15, 2028
    776,000 Williams Cos Inc                                             803,160
            Debentures
            7.500% January 15, 2031
                                                                     $11,414,040
OTHER ASSET-BACKED --- 0.17%
    500,000 Community Program Loan Trust                                 463,862
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $463,862
PAPER & FOREST PRODUCTS --- 1.98%
  4,300,000 Georgia-Pacific Corp                                       4,816,000
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       501,831
            Notes
            4.250% January 15, 2009
                                                                      $5,317,831
RAILROADS --- 0.11%
    386,000 Missouri Pacific Railroad Co                                 291,430
            Debentures
            5.000% January 1, 2045
                                                                        $291,430
REAL ESTATE --- 3.54%
  1,000,000 AMB Property LP                                            1,149,404
            Company Guaranteed Bonds
            7.500% June 30, 2018
  2,000,000 First Industrial LP                                        2,251,172
            Notes
            7.600% July 15, 2028
  3,000,000 Health Care Property Investors Inc REIT                    3,183,267
            Senior Notes
            6.000% March 1, 2015
  2,200,000 Highwoods Properties Inc REIT                              2,359,410
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  572,876
            Debentures
            7.350% December 1, 2017
                                                                      $9,516,129
RETAIL --- 2.97%
  1,000,000 Dillard's Inc                                              1,010,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                520,625
            Unsecured Notes
            6.625% November 15, 2008
    500,000 Dillard's Inc                                                515,000
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                488,750
            Notes
            6.625% January 15, 2018
    750,000 Foot Locker Inc                                              825,000
            Debentures
            8.500% January 15, 2022
    800,000 JC Penney Co Inc                                             936,000
            Debentures
            7.950% April 1, 2017
    750,000 JC Penney Co Inc                                             858,750
            Debentures
            7.650% August 15, 2016
  1,500,000 Wal-Mart Stores Inc                                        2,830,118
        GBP Notes
            4.750% January 29, 2013
                                                                      $7,984,243
SUPRANATIONALS --- 6.00%
 17,500,000 Inter-American Development Bank ^ ~                        3,472,986
        BRL Zero Coupon
            18.840% May 11, 2009
  1,000,000 International Bank for Reconstruction & Development          745,640
        NZD Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development ~     11,912,045
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $16,130,671
TELEPHONE & TELECOMMUNICATIONS --- 5.77%
    290,000 Nextel Communications Inc                                    296,888
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,173,538
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp                                         235,000
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,569,150
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        460,000
            Notes
            8.350% March 6, 2017
    250,000 Qwest Capital Funding Inc                                    252,500
            Bonds
            7.900% August 15, 2010
  3,500,000 Qwest Capital Funding Inc                                  3,053,750
            Company Guaranteed Notes
            7.750% February 15, 2031
    150,000 Qwest Capital Funding Inc                                    133,875
            Unsecured Notes
            7.625% August 3, 2021
    500,000 Qwest Corp                                                   486,250
            Debentures
            7.250% September 15, 2025
  2,750,000 Sprint Capital Corp                                        3,010,664
            Company Guaranteed Notes
            6.875% November 15, 2028
    175,000 Telus Corp                                                   159,934
        CAD Convertible
            6.750% June 15, 2010
    250,000 US West Capital Funding Inc                                  207,500
            Company Guaranteed Bonds
            6.500% November 15, 2018
  1,870,000 US West Capital Funding Inc                                1,841,950
            Company Guaranteed Bonds
            6.375% July 15, 2008
  2,005,000 US West Capital Funding Inc                                1,634,075
            Bonds
            6.875% July 15, 2028
                                                                     $15,515,074
TEXTILES --- 0.12%
     52,000 Dixie Group Inc                                               49,530
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  274,948
            Debentures
            7.625% October 15, 2017
                                                                        $324,478
TOBACCO --- 0.55%
  1,375,000 Altria Group Inc                                           1,489,880
            Notes
            7.000% November 4, 2013
                                                                      $1,489,880
TRANSPORTATION --- 0.69%
  1,650,000 APL Ltd                                                    1,769,625
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ^ ++ (delta)                              0
            Convertible
            8.000% August 15, 2005

    100,000 Preston Corp/Yellow Corp                                      91,125
            Convertible
            7.000% May 1, 2011
                                                                      $1,860,750
U.S. GOVERNMENTS --- 5.55%
  3,130,000 United States of America                                   3,121,565
            2.750% June 30, 2006
 11,870,000 United States of America                                  11,801,842
            2.500% May 31, 2006
                                                                     $14,923,407
U.S. MUNICIPAL --- 0.40%
  2,000,000 Orange County California Pension ~                         1,069,880
            Zero Coupon
            8.090% September 1, 2016
                                                                      $1,069,880
UTILITIES --- 2.48%
  1,130,000 AES Corp                                                   1,158,250
            Senior Subordinated Debentures
            8.875% November 1, 2027
    240,000 AES Corp                                                     260,400
            Senior Notes
            7.750% March 1, 2014
    300,000 Calpine Corp                                                 244,500
            Senior Notes
            7.875% April 1, 2008
    525,000 Calpine Corp                                                 400,313
            Senior Notes
            8.500% February 15, 2011
    920,000 Calpine Corp #                                               759,000
            Notes
            8.750% July 15, 2013
  1,000,000 Constellation Energy Group                                   954,535
            Notes
            4.550% June 15, 2015
    750,000 El Paso Energy Corp                                          761,250
            Senior Notes
            6.750% May 15, 2009
  1,800,000 Southern Natural Gas Co                                    1,867,500
            Notes
            7.350% February 15, 2031
    250,000 Texas - New Mexico Power Co                                  263,963
            Senior Notes
            6.250% January 15, 2009
                                                                      $6,669,711

TOTAL BONDS --- 94.23%                                              $253,193,963
(Cost $223,446,831)

COMMON STOCK

Shares                                                                  Value($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.00%
      1,551 Covad Communications Group Inc*                                3,335
                                                                          $3,335

ELECTRIC COMPANIES --- 0.20%
     25,000 Southern California Edison Co                                525,000
                                                                        $525,000

TOTAL COMMON STOCK --- 0.21%                                            $528,335
(Cost $389,500)

PREFERRED STOCK

Shares                                                                  Value($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.13%
        300 Lucent Technologies Capital Trust I                          353,597
                                                                        $353,597
CONTAINERS --- 0.04%
      2,500 Owens-Illinois Inc                                           100,000
                                                                        $100,000
ELECTRIC COMPANIES --- 0.56%
      1,000 AES Trust III                                                 49,000
      1,304 Entergy Louisiana Inc                                         83,456
      2,255 New York State Electric & Gas Corp                           125,153
     21,267 Pacific Gas & Electric Co                                    545,499
     15,000 Southern California Edison Co                                292,500
      5,000 Union Electric Co                                            397,500
        300 Xcel Energy Inc                                               19,200
                                                                      $1,512,308
FINANCIAL SERVICES --- 0.08%
      3,750 Host Marriott Financial Trust                                210,469
                                                                        $210,469
HOUSEHOLD GOODS --- 0.52%
     29,750 Newell Financial Trust Inc                                 1,394,531
                                                                      $1,394,531
MACHINERY --- 0.60%
     17,500 Cummins Capital Trust I                                    1,599,063
                                                                      $1,599,063
TELEPHONE & TELECOMMUNICATIONS --- 0.96%
     52,000 Philippine Long Distance Telephone Co sponsored ADR        2,568,800
                                                                      $2,568,800
UTILITIES --- 0.02%
        646 MDU Resources Group Inc                                       64,620
                                                                         $64,620

TOTAL PREFERRED STOCK --- 2.89%                                       $7,803,388
(Cost $5,179,035)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  4,000,000 Fannie Mae                                                 3,998,492
                  2.294%, January 7, 2005
  3,188,000 Fannie Mae                                                 3,187,622
                  2.230%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.67%                                $7,186,114
(Cost $7,186,114)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $268,711,800
(Cost $236,201,480)

Legend
* Non-income Producing Security
@ Security has no market value at December 31, 2004.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
^ Illiquid Security
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Security in default at December 31, 2004.
** Security is an agency note with maturity date and interest rate indicated. (delta) Security is fair valued at December 31, 2004. ADR - American Depository Receipt REIT - Real Estate Investment Trust See Notes to Financial Statements.

Currency Abbreviations EUR - Euro Dollars BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars ZAR - South African Rand

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
December 31, 2004

                                                                          % of Portfolio
       Moody's Rating                       Value ($)                      Investments
------------------------------    -----------------------------    -----------------------------
------------------------------    -----------------------------    -----------------------------
Aaa                                                 89,103,113                           33.16%
Aa                                                  21,185,590                            7.88%
A                                                    6,671,267                            2.48%
Baa                                                 42,316,072                           15.75%
Ba                                                  36,421,546                           13.55%
B                                                   33,702,857                           12.54%
C                                                   18,459,669                            6.87%
P2                                                      91,125                            0.03%
Not Rated                                           20,760,561                            7.74%
                                  -----------------------------    -----------------------------
                                  -----------------------------    -----------------------------
                                                 $ 268,711,800                          100.00%
                                  =============================    =============================
                                  =============================    =============================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)          (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,125.78             $ 4.81

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,020.61             $ 4.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005